Exhibit 99.1
MONTHLY SERVICER'S CERTIFICATE
CARMAX BUSINESS SERVICES, LLC
CARMAX AUTO OWNER TRUST
SERIES 2018-1

Collection Period	11/01/19-11/30/19
Determination Date	12/9/2019
Distribution Date	12/16/2019

Additional information, including defined terms, can be found in the prospectus on the SEC's EDGAR system (http://www.sec.gov) under File No. 333-207329-09.

Pool Balance
1.	Pool Balance on the close of the last day of the preceding Collection Period		$643,991,766.27
2.	Collections allocable to Principal		$21,547,769.85
3.	Purchase Amount allocable to Principal		$0.00
4.	Defaulted Receivables		$1,280,990.33
5.	Pool Balance on the close of the last day of the related Collection Period		$621,163,006.09
	(Ln1 - Ln2 - Ln3 - Ln4)
6.	Total number of Receivables outstanding on the close of the last day of the related Collection Period		50,035
7.	Initial Pool Balance		$1,356,783,926.27
		Beginning of Period	End of Period
8.	Note Balances
	a. Class A-1 Note Balance	$0.00	$0.00
	b. Class A-2a Note Balance	$26,465,837.75	$7,303,366.67
	c. Class A-2b Floating Rate Note Balance	$5,063,616.93	$1,397,327.83
	d. Class A-3 Note Balance	$394,000,000.00	$394,000,000.00
	e. Class A-4 Note Balance	$112,630,000.00	$112,630,000.00
	f. Class B Note Balance	$37,990,000.00	$37,990,000.00
	g. Class C Note Balance	$34,600,000.00	$34,600,000.00
	h. Class D Note Balance	$25,780,000.00	$25,780,000.00
	i. Note Balance (sum a - h)	$636,529,454.68	$613,700,694.50
9.	Pool Factors
	a. Class A-1 Note Pool Factor	0.0000000	0.0000000
	b. Class A-2a Note Pool Factor	0.0675149	0.0186310
	c. Class A-2b Floating Rate Note Pool Factor	0.0675149	0.0186310
	d. Class A-3 Note Pool Factor	1.0000000	1.0000000
	e. Class A-4 Note Pool Factor	1.0000000	1.0000000
	f. Class B Note Pool Factor	1.0000000	1.0000000
	g. Class C Note Pool Factor	1.0000000	1.0000000
	h. Class D Note Pool Factor	1.0000000	1.0000000
	i. Note Pool Factor	0.4715033	0.4545931
10.	Overcollateralization Target Amount		$7,462,311.59
11.	Current overcollateralization amount (Pool Balance - Note Balance)		$7,462,311.59
12.	Weighted Average Coupon		7.66%
13.	Weighted Average Original Term	months	66.56
14.	Weighted Average Remaining Term	months	41.31
15.	1-Month LIBOR for the interest period ending 12/15/2019		1.76538%
16.	Note Rate applicable to the Class A-2b notes for the interest period ending 12/15/2019		1.91538%
Collections
17.	Finance Charges:
	a. Collections allocable to Finance Charge		$4,143,592.00
	b. Liquidation Proceeds allocable to Finance Charge		$1,084.33
	c. Purchase Amount allocable to Finance Charge		$0.00
	d. Available Finance Charge Collections (sum a - c)		$4,144,676.33
18.	Principal:
	a. Collections allocable to Principal		$21,547,769.85
	b. Liquidation Proceeds allocable to Principal		$627,417.07
	c. Purchase Amount allocable to Principal		$0.00
	d. Available Principal Collections (sum a - c)		$22,175,186.92
19.	Total Finance Charge and Principal Collections (17d + 18d)		$26,319,863.25
20.	Interest Income from Collection Account		$33,409.25
21.	Simple Interest Advances		$0.00
22.	Available Collections (Ln19 + 20 + 21)		$26,353,272.50

Available Funds
23.	Available Collections	$26,353,272.50
24.	Reserve Account Draw Amount	$0.00
25.	Available Funds	$26,353,272.50
Application of Available Funds
26.	Servicing Fee
	a. Monthly Servicing Fee	$536,659.81
	b. Amount Unpaid from Prior Months	$0.00
	c. Amount Paid	$536,659.81
	d. Shortfall Amount (a + b - c)	$0.00
27.	Unreimbursed Servicer Advances	$0.00
28.	Successor Servicer and Asset Representations Reviewer Unpaid Expenses and Indemnity Amounts
	a. Successor Servicer Unpaid Transition Expenses and Indemnity Amounts (Capped at $175,000 annually)	$0.00
	b. Successor Servicer Amount Paid	$0.00
	c. Successor Servicer Shortfall Amount (a - b)	$0.00
	d. Asset Representations Reviewer Fees, Expenses and Indemnity Amounts (Capped at $175,000 annually)	$0.00
	e. Asset Representations Reviewer Amount Paid	$0.00
	f. Asset Representations Reviewer Shortfall Amount (d - e)	$0.00
29.	Class A Noteholder Interest Amounts
	a. Class A-1 Monthly Interest	$0.00
	b. Additional Note Interest related to Class A-1 Monthly Interest	$0.00
	c. Interest Due on Additional Note Interest related to Class A-1 Monthly Interest	$0.00
	d. Total Class A-1 Note Interest (sum a - c)	$0.00
	e. Class A-2a Monthly Interest	$49,182.35
	f. Additional Note Interest related to Class A-2a Monthly Interest	$0.00
	g. Interest Due on Additional Note Interest related to Class A-2a Monthly Interest	$0.00
	h. Total Class A-2a Note Interest (sum e - g)	$49,182.35
	i. Class A-2b Monthly Interest	$8,351.70
	j. Additional Note Interest related to Class A-2b Monthly Interest	$0.00
	k. Interest Due on Additional Note Interest related to Class A-2b Monthly Interest	$0.00
	l. Total Class A-2b Note Interest (sum i - k)	$8,351.70
	m. Class A-3 Monthly Interest	$814,266.67
	n. Additional Note Interest related to Class A-3 Monthly Interest	$0.00
	o. Interest Due on Additional Note Interest related to Class A-3 Monthly Interest	$0.00
	p. Total Class A-3 Note Interest (sum m - o)	814,266.67
	q. Class A-4 Monthly Interest	$247,786.00
	r. Additional Note Interest related to Class A-4 Monthly Interest	$0.00
	r. Additional Note Interest related to Class A-4 Monthly Interest	$0.00
	t. Total Class A-4 Note Interest (sum q - s)	$247,786.00
30.	Priority Principal Distributable Amount	$0.00
31.	Class B Noteholder Interest Amount
	a. Class B Monthly Interest	$89,593.08
	b. Additional Note Interest related to Class B Monthly Interest	$0.00
	c. Interest Due on Additional Note Interest related to Class B Monthly Interest	$0.00
	d. Total Class B Note Interest (sum a - c)	$89,593.08
32.	Secondary Principal Distributable Amount	$0.00
33.	Class C Noteholder Interest Amount
	a. Class C Monthly Interest	$85,058.33
	b. Additional Note Interest related to Class C Monthly Interest	$0.00
	c. Interest Due on Additional Note Interest related to Class C Monthly Interest	$0.00
	d. Total Class C Note Interest (sum a - c)	$85,058.33
34.	Tertiary Principal Distributable Amount	$0.00
35.	Class D Noteholder Interest Amount
	a. Class D Monthly Interest	$72,398.83
	b. Additional Note Interest related to Class D Monthly Interest	$0.00
	c. Interest Due on Additional Note Interest related to Class D Monthly Interest	$0.00

d. Total Class D Note Interest (sum a - c)	$72,398.83

36.	Quaternary Principal Distributable Amount	$15,366,448.59
37.	Required Payment Amount (Ln 26 + Ln 28 + (sum of Ln 29 through Ln 36))	$17,269,745.36
38.	Reserve Account Deficiency	$0.00
39.	Regular Principal Distributable Amount	$7,462,311.59
40.	Remaining Unpaid Servicer Transition Expenses and Additional Servicing Fees, if any	$0.00
41.	Remaining Unpaid Trustee and Asset Representations Reviewer Fees, Expenses and Indemnity Amounts, if any
	a. Remaining Unpaid Trustee Fees, Expenses and Indemnity Amounts	$0.00
	b. Remaining Unpaid Asset Representations Reviewer Fees, Expenses and Indemnity Amounts	$0.00
42.	Remaining Unpaid Successor Servicer Indemnity Amounts, if any	$0.00
Collection Account Activity
43.	Deposits
	a. Total Daily Deposits of Finance Charge Collections	$4,144,676.33
	b. Total Daily Deposits of Principal Collections	$22,175,186.92
	c. Withdrawal from Reserve Account	$0.00
	d. Interest Income	$33,409.25
	e. Total Deposits to Collection Account (sum a - d)	$26,353,272.50
44.	Withdrawals
	a. Servicing Fee and Unreimbursed Servicer Advances	$536,659.81
	b. Successor Servicer Transition Expenses and Indemnity Amounts	$0.00
	c. Deposit to Note Payment Account for Monthly Note Interest/Principal	$24,195,397.14
	d. Deposit to Reserve Account	$0.00
	e. Excess Collections (Deposit to Certificate Payment Account for payment to Certificateholder)	$1,621,215.55
	f. Total Withdrawals from Collection Account (sum a - e)	$26,353,272.50
Note Payment Account Activity
45.	Deposits
	a. Class A-1 Interest Distribution	$0.00
	b. Class A-2a Interest Distribution	$49,182.35
	c. Class A-2b Interest Distribution	$8,351.70
	d. Class A-3 Interest Distribution	$814,266.67
	e. Class A-4 Interest Distribution	$247,786.00
	f. Class B Interest Distribution	$89,593.08
	g. Class C Interest Distribution	$85,058.33
	h. Class D Interest Distribution	$72,398.83
	i. Class A-1 Principal Distribution	$0.00
	j. Class A-2a Principal Distribution	$19,162,471.08
	k. Class A-2b Principal Distribution	$3,666,289.10
	l. Class A-3 Principal Distribution	$0.00
	m. Class A-4 Principal Distribution	$0.00
	n. Class B Principal Distribution	$0.00
	o. Class C Principal Distribution	$0.00
	p. Class D Principal Distribution	$0.00
	q. Total Deposits to Note Payment Account (sum a - p)	$24,195,397.14
46.	Withdrawals
	a. Class A-1 Distribution	$0.00
	b. Class A-2a Distribution	$19,211,653.43
	c. Class A-2b Distribution	$3,674,640.80
	d. Class A-3 Distribution	$814,266.67
	e. Class A-4 Distribution	$247,786.00
	f. Class B Distribution	$89,593.08
	g. Class C Distribution	$85,058.33
	h. Class D Distribution	$72,398.83
	i. Total Withdrawals from Note Payment Account (sum a - h)	$24,195,397.14

Certificate Payment Account Activity
47.	Deposits to Certificate Payment Account from Excess Collections	$1,621,215.55
48.	Withdrawals from Certificate Payment Account for Certificateholder Distribution	$1,621,215.55
Required Reserve Account Amount
49.	Required Reserve Account Amount (0.25% of Initial Pool Balance)	$3,391,959.82
Reserve Account Reconciliation
50.	Beginning Balance (as of end of preceding Distribution Date)	$3,391,959.82
51.	Investment Earnings	$4,636.94
52.	Reserve Account Draw Amount	$0.00
53.	Reserve Account Amount (Ln 50 + Ln 51 - Ln 52)	$3,396,596.76
54.	Deposit from Available Funds (Ln 44d)	$0.00
55.	If Reserve Account Balance exceeds Required Reserve Account Amount, payment to
	a. the Note Payment Account for the payment of principal to the extent of any unfunded Regular Principal Distribution Amount; and	$0.00
	b. any Successor Servicer for the payment of any unfunded Transition Costs and Additional Servicing Fee	$0.00
56.	Payment to Depositor if Reserve Account Balance exceeds Required Reserve Account Amount and to the extent no unfunded amounts described in Ln 55 exist	$4,636.94
57.	Ending Balance (Ln53 + Ln54 - Ln55 - Ln56)	$3,391,959.82
58.	Reserve Account Deficiency (Ln50 - Ln57)	$0.00
Instructions to the Trustee
59.	Amount to be deposited from the Reserve Account into the Collection Account	$0.00
60.	Amount to be paid to Servicer from the Collection Account	$536,659.81
61.	Amount to be deposited from the Collection Account into the Note Payment Account	$24,195,397.14
62.	Amount to be deposited from the Collection Account into the Certificate Payment Account	$1,621,215.55
63.	Amount to be deposited from the Collection Account into the Reserve Account	$0.00
64.	Amount to be deposited from the Reserve Account, if Reserve Account Balance exceeds Required Reserve Account Amount, into
	a. the Note Payment Account for any unfunded Regular Principal Distributable Amount	$0.00
	b. the Depositor, if no unfunded Regular Principal distributable amount exists	$4,636.94
65.	Amount to be paid to Class A-1 Noteholders from the Note Payment Account	$0.00
66.	Amount to be paid to Class A-2a Noteholders from the Note Payment Account	$19,211,653.43
67.	Amount to be paid to Class A-2b Noteholders from the Note Payment Account	$3,674,640.80
68.	Amount to be paid to Class A-3 Noteholders from the Note Payment Account	$814,266.67
69.	Amount to be paid to Class A-4 Noteholders from the Note Payment Account	$247,786.00
70.	Amount to be paid to Class B Noteholders from the Note Payment Account	$89,593.08
71.	Amount to be paid to Class C Noteholders from the Note Payment Account	$85,058.33
72.	Amount to be paid to Class D Noteholders from the Note Payment Account	$72,398.83
73.	Amount to be paid to Certificateholders from the Certificate Payment Account with respect to Excess Collections	$1,621,215.55

Delinquency Activity
		Number of Loans	Principal Balance
74.	Delinquency Analysis
	a. 31 to 60 days past due	1,142	$16,849,984.99
	b. 61 to 90 days past due	535	$7,818,927.45
	c. 91 to 120 days past due	139	$1,543,927.50
	d. 121 or more days past due	0	$0.00
	e. Total Past Due (sum a - d)	1,816	$26,212,839.94
	f. Delinquent Loans as a percentage of end of period Pool Balance (Ln 74e / Ln 5)		4.2200%

75.	Has a Delinquency Trigger Event occurred?		No

Loss Activity
		Number of Loans	Principal Balance

76.	Defaulted Receivables (charge-offs)	105	$1,280,990.33
77.	Recoveries	200	$628,501.40
78.	Net Losses (Ln 76 - Ln 77)		$652,488.93
79.	Ratio of Net Losses to Beginning of Period Pool Balance (Ln 78 / Ln 1)		0.1013%

Cumulative Loss Activity
		Number of Loans	Principal Balance

80.	Defaulted Receivables (charge-offs)	2,101	$29,426,029.02
81.	Recoveries	1,640	$13,103,755.04
82.	Cumulative Net Losses (Ln 80 - Ln 81)		$16,322,273.98
83.	Ratio of Cumulative Net Losses to Initial Pool Balance (Ln 82 / Ln 7)		1.2030%
84.	Average Net Loss on Defaulted Receivables		$7,768.81

Servicer Covenant
85.	CarMax, Inc Consolidated Tangible Net Worth as of the end of the Related Fiscal Quarter		$3,596,234,000.00
86.	Is CarMax, Inc Consolidated Tangible Net Worth greater than $1,000,000,000?		Yes

IN WITNESS WHEREOF, the undersigned has duly executed this certificate on December 9, 2019.

CARMAX BUSINESS SERVICES, LLC

As Servicer

By:	/s/ Enrique Mayor-Mora

Name:	Enrique Mayor-Mora

Title:	Vice President and Treasurer